Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Effective tax rate	41.10%	(1.20%)	53.70%	1.30%
Change in fair value of obligations in connection with acquisitions	$ 5,578	$ 1,607	$ (1,289)	$ 1,607
Income taxe expense	$ (21,919)	$ 80	$ (31,877)	$ (337)